12. Obligation to issue stock for transfer of liabilities	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Obligation To Issue Stock For Transfer Of Liabilities
12. Obligation to issue stock for transfer of liabilities

In January 2013, the Company signed a term sheet (“Term Sheet”) with the Financial Firm to have that firm acquire certain portions of the Company’s liabilities to creditors, employees and former employees (“Creditors”). The Financial Firm entered into agreements in July 2013 with such Creditors to acquire $1,865,386 in liabilities of the Company and filed a complaint on July 29, 2013 with the Second Judicial Circuit, Leon County, Florida seeking a judgment against the Company for the Liability Settlement. A court order based on this complaint was issued on October 7, 2013, resulting in the transfer of these $1,865,386 million of liabilities to the Financial Firm (see Footnote 4 for additional information).

As of March 31, 2014, the Company had a liability of $1,581,641 on its balance sheet, which would have required the issuance of 263,607 shares to satisfy this liability given the $6.00 price for the Company’s common stock on that date, or 4.5% of the 5,813,785 shares outstanding at that time. An initial tranche of 200,000 shares was issued to the Financial Firm in November 2013 and a subsequent tranche of 150,000 shares was issued in February 2014

In January 2013, the Company signed a term sheet (“Term Sheet”) with an outside financial firm (“Financial Firm”) to have that firm acquire certain portions of the Company’s liabilities to creditors, employees and former employees (“Creditors”). The Financial Firm entered into agreements in July 2013 with such Creditors to acquire $1,865,386 in liabilities (“Liability Settlement”) of the Company and filed a complaint on July 29, 2013 with the Second Judicial Circuit, Leon County, Florida seeking a judgment against the Company for the Liability Settlement. A court order based on this complaint was issued on October 7, 2013, resulting in the transfer of these $1,865,386 million of liabilities to the Financial Firm (see Footnote 4 for additional information). Of the amount transferred to the Financial Firm, $1,035,514 was related to deferred salary and paid time off for current and former employees and $829,872 was for amounts owed to vendors.

Based on conditions agreed to in the Term Sheet, the Company will settle that judgment by issuing common stock to the Financial Firm. Under an exemption from registration in the SEC regulations, common stock issued pursuant to this court order is tradable without restrictions. This common stock will be issued in tranches such that the Financial Firm will not own more than 9.99% of outstanding shares at any time and will be priced at 80% of average closing bids during such period of time in which the dollar trading volume of the stock is three times the Liability Settlement (“Settlement Period”). The Financial Firm will sell the shares to generate proceeds to pay the Creditors.

Until the Financial Firm repays all the creditors, the Company will have a liability on its balance sheet for the value of amount still owed by the Financial Firm to the creditors plus 20% to recognize the discount stock owed to the Financial Firm. The selling activities of the Financial Firm could put downward pressure on the stock price. As of December 31, 2013, the Company had a liability of $1,854,743 on its balance sheet, which would have required the issuance of 618,248 shares to satisfy this liability given the $3.00 price for the Company’s common stock on that date, or 10.6% of the 5,813,785 shares outstanding at that time.

The Financial Firm held a promissory note for $50,000 that was converted into 8,333 shares of common stock on October 3, 2013 and received a fee of 1,500 shares of common stock on October 7, 2013 and both were recorded as consulting fees. An initial tranche of 200,000 shares was issued to the Financial Firm in November 2013 and a subsequent tranche of 150,000 shares was issued in February 2014.